Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY
11.           STOCKHOLDERS’ EQUITY

The Company is authorized to issue 500,000,000 shares of common stock and 40,000,000 shares of preferred stock.

PREFERRED STOCK

Series A Convertible Preferred Stock

In connection with the closing of the Share Exchange Agreement, on December 7, 2009, the Company issued 10,000,000 shares of Series A Convertible Preferred Stock with a par value of $0.001 and convertible into 2.5 common shares for every Series A Convertible Preferred Share.

The Series A preferred stock shall be entitled to receive out of the assets of the Company, whether from capital or from earnings available for distribution to stockholders, eight times the sum available for common stockholders. The Series B preferred stock is junior to the Series A preferred stock with respect to the payment of dividends and the distribution of assets.

Series B Convertible Preferred Stock

On February 6, 2012, the Company entered into a stock purchase agreement to sell 1,000,000 shares of a new class of preferred stock at per share price of $1.00. The Series B has one vote per share in CarCharging Limited, a subsidiary formed in June 2012, as if the shares were converted into common stock as of the date immediately prior to the record date for determining the stockholders eligible to vote on any such matter, bears no dividends and is junior to Series A Preferred stock with respect to dividends and distribution of assets. The preferred stock, has been authorized and issued as Series B Convertible Preferred Stock as of June 28, 2012. At the discretion of the Purchaser, the shares are convertible into (i) one percent (1%) of the issued and outstanding common stock of CarCharging, Limited for every 500,000 shares of Series B Preferred Stock until February 6, 2017 or (ii) the Purchaser may convert each share of Series B Preferred Stock into Common Stock of the Company on a one for one basis during the period of July 1, 2015 through December 31, 2015. The agreement included an option to purchase an additional 1,500,000 shares of the Series B Preferred stock at an exercise price of $1.00 per share within 60 days of the issuance of the original 1,000,000 shares which was not exercised. Simultaneously with the issuance of the original 1,000,000 Series B Preferred shares, the Purchaser was entitled to receive two percent (2%) of the issued and outstanding common stock of CarCharging Limited in exchange for consulting services for developing business relationships and obtaining charging station locations in Romania which was not rendered. Additionally, if the Purchaser exercises its options in the initial stock purchase agreement, it will receive additional payment for its consulting services for developing business relationships and obtaining charging station locations in Greece in the form of three percent (3%) of the total outstanding common stock of CarCharging Limited which was never exercised. The Company received $900,000, net of issuance costs, in February 2012 and issued 1,000,000 shares of the Series B Convertible Preferred Stock in June 2012. The fair value of the option granted to purchase additional shares of Series B preferred stock on the date the Series B Preferred shares were issued was estimated at approximately $226,000, which has been credited to Additional Paid In Capital. The fair value of the option on the stock issuance date was estimated using a Black-Scholes valuation model and the following assumptions: (1) expected volatility of nearly 54% based on historical volatility (2) an interest rate of 0.65%, (3) expected life of 60 days and (4) zero dividend yield. The fair value of the option was determined based on the closing price of the Company’s common stock on the date of the stock issuance. On June 10, 2013, the Company and the investor entered into an exchange agreement whereby the investor would surrender the 1,000,000 shares of the Company’s Series B Preferred Shares, and all conversion rights and option rights contained in the February 6, 2012 agreement in exchange for 2,500,000 shares of the Company’s $0.001 par value common stock and a warrant to purchase 600,000 shares of the Company’s common stock at $2.25 per share which vests immediately and expires in three years from date of issuance. The exchange of shares occurred in July 2013. The closing of the exchange agreement entered into between the Series B preferred stockholder and the Company represented an inducement to convert the Series B preferred stock when originally issued. As a result of the inducement issued in July 2013, the fair value of the common stock and warrants exchanged in excess of the fair value of the securities issuable pursuant to the original conversion terms of the Series B Preferred stock represent a deemed dividend in accordance with FASB ASC 260-10 in the amount of $2,831,830. The fair value of the warrants on the date of the grant was estimated at $517,060 which was recognized when issued, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 142% based on historical volatility; (2) an interest rate of 0.55%; (3) expected life of three years and (4) zero dividend yield. The stock price was determined based on the closing price on the dates of the grant.

COMMON STOCK

On January 14, 2013, the Company entered into a consulting agreement with a firm to provide strategic planning services for a year. As part of the firm’s fee, the Company issued fully vested 250,000 shares of its common stock at a price of $1.49 based on the market price on the date of issuance.  The expense is recorded as general and administrative expenses.

On February 5, 2013, the Company entered into a binding memorandum of understanding with a firm to develop application software. As part of its fee, the firm was issued 113,636 fully vested shares of the Company’s common stock at a price of $1.32 per share based on the market price on the date of issuance totaling $150,000. This fee is recorded as Other Assets on the Company’s balance sheet as of December 31, 2013.

On February 19, 2013, the Company retained an individual to serve on the Company’s Board of Directors for three years subject to the Board of Directors approval. As part of the agreement and the individual’s compensation, the Company was obligated to issue him 50,000 shares of the Company’s common stock valued at $71,000 under the 2013 Omnibus Plan. As the Company’s Board of Directors did not approve his appointment to the Board of Directors until April 3, 2013 in conjunction with the Company’s acquisition of EV Pass LLC, at which time he was issued 50,000 fully vested shares of common stock at $1.42 per share based on the market price on the date of issuance and options to purchase 12,000 shares at $1.19 per share which vest two years from date of grant and expire five years from date of grant. Both shares and options were issued from the 2013 Omnibus Incentive Plan.  Additionally, the Company issued the Director options to purchase 30,000 shares of the Company’s common stock at prices ranging from $0.90 - $1.56 for the attendance of meetings of the Board of Directors and Committees of the Board of the Directors during the year ended December 31, 2013.  The options were issued under the Company’s 2013 Omnibus Incentive Plan, vest two years from issuance and expire five years from date of issuance. On October 10, 2013, the Director resigned. The expense related to shares issued is recorded as compensation.

On February 27, 2013, in conjunction with its acquisition of  Beam LLC, the Company issued 1,265,822 fully vested shares of its common stock at $1.30 per share based on the market price on the date of issuance.

On March 8, 2013, the Company entered into a contract with a firm to provide investor relations consulting services. The Company issued fully vested 150,000 shares of its common stock under the 2013 Omnibus Incentive Plan at $1.28 per share based on the market price on the date of issuance covering the six month period ended September 8, 2013.  The expense is recorded as general and administrative expenses.

In April 2013, the Company issued an aggregate of 107,513 fully vested shares of its common stock at $1.19 per share based on the market price on the date of issuance to third parties to pay off debt owed to these parties by 350 Green LLC.  The expense is recorded as general and administrative expenses.

On April 3, 2013, in conjunction with its acquisition of EV Pass LLC, the Company issued 671,141 fully vested shares of its common stock at $1.18 per share based on the market price on the date of issuance.

On April 19, 2013, the Company reached a settlement with its former Chief Financial Officer and issued 220,000 fully vested shares of its common stock at $1.20 per share based on the market price on the date of issuance as part of the settlement. The expense is recorded as general and administrative expenses.

On April 23, 2013, in conjunction with its acquisition of 350 Green LLC, the Company issued 604,838 fully vested shares of its common stock at $1.19 per share based on the market price on the date of issuance.

On June 6, 2013, the Company issued to a consultant 19,231 fully vested shares of its common stock at a price of $1.30 per share based on the market price on the date of issuance under the Company’s 2013 Omnibus Incentive Plan for business development services. The expense is recorded as general and administrative expenses.

On June 10, 2013, the Company and the holder of the Company’s Series B Preferred Shares entered into an exchange agreement whereby the holder would surrender the 1,000,000 shares of the Company’s Series B Preferred Shares, and all conversion rights and option rights contained in the February 6, 2012 agreement in exchange for 2,500,000  fully vested shares of the Company’s $0.001 par value common stock and a warrant to purchase 600,000 shares of the Company’s common stock at $2.25 per share which vests immediately and expires in three years from date of issuance. The exchange of shares occurred in July 2013.

On June 11, 2013, the Company issued a firm 6,060 fully vested shares of its common stock at a price of $1.65 based on the market price on the date of issuance for consulting services.  The expense is recorded as general and administrative expenses.

On July 3, 2013, the Company entered into an agreement with a firm to provide financial advisory services.  In consideration of such services, the Company issued 325,000 fully vested shares of its common stock from the Company’s 2013 Omnibus Incentive Plan during the year ended December 31, 2013 at an average value of $1.27 per common share based on the market price on the date of issuance and valued at $412,500.  The expense is recorded as general and administrative expenses.

On August 1, 2013, the Company issued 15,000 fully vested shares of its common stock under the Company’s 2012 Omnibus Incentive Plan to an employee as compensation at a price of $1.30 per share based on the market price on the date of issuance and valued at $19,500. The expense is recorded as compensation.

On August 12, 2013, the Company issued 25,000 fully vested shares of its common stock under the Company’s 2013 Omnibus Incentive Plan at a price of $1.50 per share based on the market price on the date of issuance and valued at $37,500 for legal services.  The expense is recorded as general and administrative expenses.

On August 11, 2013, the Company and the holder of the $150,000 of past due convertible notes agreed to convert the note and accrued interest thereon on the basis of $0.50 per share thereby issuing 330,000 fully vested shares of the Company’s common stock and issue 330,000 warrants exercisable at $2.25 per share which vest immediately and expire on August 11, 2016.  The shares were valued at $492,062 based on the market price on the date of issuance.  The warrants were valued at $360,429.

On August 13, 2013, the Company issued 10,000 fully vested shares of its common stock under the Company’s 2013 Omnibus Incentive Plan at a price of $1.50 per share based on the market price on the date of grant valued at $15,000 for acquisition advisory services.  The expense is recorded as general and administrative expenses.

In conjunction with an arbitrator’s decision on August 28, 2013, a former consultant of the Company returned 250,000 fully vested shares of the Company’s common stock previously issued for consulting services valued at $450,000 which was previously expensed and therefore reversed in 2013. In exchange, the Company issued 62,500 fully vested shares at a price of $1.26 per share based on the market price on the date of issuance totaling $78,750.  The expense is recorded as general and administrative expenses.

On October 17, 2013, the Company issued 8,332 fully vested shares of the Company’s common stock under the Company’s 2013 Omnibus Incentive Plan to two attorneys valued at a price of $1.20 per share based on the market price on the date of issuance and valued at $9,998.  The expense is recorded as general and administrative expenses.

In conjunction with a consulting agreement with a firm for business development services entered into by the Company on August 15, 2012, the Company issued 18,246 fully vested shares of its common stock to the firm at an average price of $1.37 based on the market price on the date of issuance during the year ended December 31, 2013. Additionally, the Company settled an account payable with the firm by issuing 60,993 fully vested shares of its common stock at $1.40 per share, based on the market price on the date of issuance totaling $85,390 and resulting in a loss upon settlement of $47,856.  The expense is recorded as Other income/(expense).

In conjunction with a consulting agreement entered into by the Company for advisory services on September 10, 2012 the Company awarded under the Company’s 2013 Omnibus Incentive Plan consisting of 112,500 fully vested shares of the Company’s common stock in January 2013. Additionally, the firm is to receive 87,500 shares of the Company’s common stock monthly during the period of April 1, 2013 through September 1, 2013 for a total of 637,500 shares under the 2013 Omnibus Incentive Plan During the year ended December 31, 2013 Company issued a total of 287,500 fully vested shares of its common stock to the firm at an average price of $1.29 per share based on the market price on the date of issuance. The expense is recorded as general and administrative expenses. The remaining 350,000 shares valued at $503,125 are recorded as an accrued expense as of December 31, 2013.
On December 3, 2012, the Company entered into consulting agreement with a firm to provide financial advisory services commencing in January 2013. In conjunction with this agreement, the Company issued 13,393 fully vested shares of its common stock at an average price of $1.49 per share based on the market price on the date of issuance during the year ended December 31, 2013. The expense is recorded as general and administrative expenses.

In conjunction with a consulting agreement which the Company entered into on December 10, 2012 with a firm, the Company issued fully vested 42,150 shares of its common stock to the firm for consulting services at an average price of $1.41 per share based on the market price on the date of issuance for services rendered during the year ended December 31, 2013.  The expense is recorded as general and administrative expenses.

In conjunction with a social media marketing agreement entered into by the Company on December 19, 2012, the Company issued 18,561 fully vested shares of its common stock at average price of $1.35 per share based on the market price on the date of issuance as a fee for the year ended December 31, 2013.

On January 1, 2013, the Company granted and issued a firm a restricted stock award under the Company’s 2013 Omnibus Incentive Plan consisting of 137,499 fully vested  shares of the Company’s common stock and an additional 45,833 shares of the Company’s common stock monthly during the period of April 13, 2013 through September 13, 2013 for a total of 412,497 shares under the 2013 Omnibus Incentive Plan in conjunction with a consulting agreement entered into by the Company for advisory services on September 13, 2012. During the year ended December 31, 2013, the firm was issued a total restricted stock award under the Company’s 2013 Omnibus Incentive Plan consisting of 274,998 fully vested shares of the Company’s common stock at an average price of $1.29 per share based on the market price on the date of issuance for services rendered during the year ended December 31, 2013.  The Company did not issue any additional shares of common stock to the firm during 2013 but has accrued a fee of $187,000 recorded as general and administrative expense at December 31, 2013 for the remaining unissued 137,999 shares.

During the period of January 2013 through March 22, 2013, the Company sold 4,990,000  shares of its common stock and warrants to purchase 4,990,000  shares of the Company’s common stock at $2.25 per share which vest immediately and expire three years from date of issuance. The proceeds received from the sale of the stock net of issuance costs was $2,198,000.

During the period of July 1, 2013 through September 30, 2013 the Company sold 2,550,000  shares of its common stock and warrants to purchase 2,550,000  shares of the Company’s common stock at $2.25 per share which vest immediately and expire three years from date of issuance.  The proceeds received from the sale of the stock net of issuance costs was $1,210,000.

On October 11, 2013, in conjunction with the purchase of the Blink Network, and certain assets and liabilities relating to the Blink Network, the Company sold 7,142,857 shares of its common stock and warrants to purchase 7,142,857 shares of the Company’s common stock at a $1.00 per share which vest immediately and expire five years from the date of issue.  In conjunction with this issuance, the Company issued  warrants to two principals at an investment firm to purchase a total of 714,285 shares of common stock at $0.87 shares.  The warrants vest immediately and expire five years from the date of issue.  The proceeds received from the sale of the stock net of issuance costs was $4,490,509.

On October 17, 2013, the Company sold 642,857 shares of its common stock and warrants to purchase 642,857 shares of the Company’s common stock at $1.00 per share which vest immediately and expire five years from date of issuance. The proceeds received from the sale of the stock net of issuance costs was $403,750.

On December 9, 2013, the Company sold 10,000,000 shares of its common stock at $1.00 per share and warrants to purchase 10,000,000 shares of the Company’s common stock at $1.05 per share which vest immediately and expire five years from date of issuance.  The proceeds from the sale of common stock net of issuance costs was $8,963,250.  In conjunction with this issuance, the Company issued an additional 2,000,000 fully vested shares of its common stock at a price of $1.71 per share based on the market price on the date of issuance to a firm in settlement of a memorandum of understanding between the parties and expensed $3,420,000 as Other income/(expense).  Additionally, the Company issued 112,000 fully vested common shares to a shareholder/placement agent at a price of $1.71 per share based on the market price on the date of issuance and was recorded as a reduction of proceeds from the above sale of the shares of common stock.

Compensation expense related to common stock issued for the years ended December 31, 2013 and 2012 was $2,778,144 and $2,409,524, respectively.